Long Term (Debt Details 2) (USD $)	3 Months Ended																12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 September 30, 2012 - December 31, 2012 [Member] Term B Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 March 31, 2013 - March 31, 2014 [Member] Term B Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 June 30, 2014 - December 31, 2014 [Member] Term B Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 March 31, 2015 [Member] Term B Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 June 30, 2015 - September 30, 2015 [Member] Term B Facility [Member]	Dec. 31, 2011 June 30, 2015 - September 30, 2015 [Member] Term B Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 December 31, 2015 [Member] Term Loan A 1 Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 December 31, 2015 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 December 31, 2015 [Member] Term B Facility [Member]	Dec. 31, 2011 December 31, 2015 [Member] Term B Facility [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 March 31, 2016 - September 30, 2016 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 March 31, 2016 - September 30, 2016 [Member] Term B Facility [Member]	Dec. 31, 2011 March 31, 2016 - September 30, 2016 [Member] Term B Facility [Member]	Dec. 31, 2011 December 31, 2016 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 December 31, 2016 [Member] Term Loan A 2 Facility [Member]	Mar. 31, 2012 December 31, 2016 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2011 December 31, 2016 [Member] Term B Facility [Member]	Dec. 31, 2011 December 31, 2016 [Member] Term B Facility [Member]	Mar. 31, 2012 March 31, 2017 - June 30, 2017 [Member] Term Loan A-3 Facility [Member]	Mar. 31, 2012 August 9, 2017 [Member] Term Loan A-3 Facility [Member]	Dec. 31, 2011 September 30, 2012 - March 31, 2014 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 September 30, 2012 - March 31, 2014 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 September 30, 2012 - March 31, 2014 [Member] Term B Facility [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member] Term Loan A 1 Facility [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member] Term Loan A 2 Facility [Member]	Dec. 31, 2011 June 30, 2014 - March 31, 2015 [Member] Term B Facility [Member]
Principal Payment of term loan
Principal amount	$ 6,750,000	$ 750,000	$ 813,200	$ 6,750,000	$ 750,000	$ 625,000	$ 813,200	$ 13,500,000	$ 1,500,000	$ 625,000	$ 813,200	$ 13,500,000	$ 1,500,000	$ 1,250,000	$ 813,200	$ 37,125,000	$ 37,125,000	$ 4,125,000	$ 4,125,000	$ 1,250,000	$ 813,200	$ 813,200	$ 74,250,000	$ 74,250,000	$ 8,250,000	$ 8,250,000	$ 1,250,000	$ 813,200	$ 813,200	$ 0	$ 0	$ 1,250,000	$ 813,200	$ 813,200	$ 0	$ 0	$ 1,250,000	$ 304,151,900	$ 304,151,900	$ 21,250,000	$ 42,500,000	$ 6,750,000	$ 750,000	$ 813,200	$ 13,500,000	$ 1,500,000	$ 813,200